Loans Receivable, Net (Schedule of Allowance for Loan Losses) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Balance	$ 9,225,574	$ 9,171,717	$ 8,221,618
Provision For Loan Losses	3,600,000	375,000	925,000
Charge-Offs	(281,270)	(985,317)	(655,785)
Recoveries	298,592	664,174	680,884
Ending Balance	12,842,896	9,225,574	9,171,717
Residential Real Estate
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Balance	1,390,594	1,191,443	1,233,843
Provision For Loan Losses	136,063	227,624	2,411
Charge-Offs	(9)	(34,599)	(46,419)
Recoveries	2,300	6,126	1,608
Ending Balance	1,528,948	1,390,594	1,191,443
Consumer
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Balance	1,210,849	1,203,593	1,144,815
Provision For Loan Losses	251,948	324,394	173,235
Charge-Offs	(226,760)	(432,003)	(224,954)
Recoveries	62,618	114,865	110,497
Ending Balance	1,298,655	1,210,849	1,203,593
Commercial Business
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Balance	544,764	923,600	1,011,227
Provision For Loan Losses	655,317	(392,817)	(55,109)
Charge-Offs	(35,048)	(1,132)	(32,518)
Recoveries	0	15,113	0
Ending Balance	1,165,033	544,764	923,600
Commercial Real Estate 1 [Member]
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Balance	6,079,367	5,853,081	4,831,733
Provision For Loan Losses	2,556,672	215,799	804,463
Charge-Offs	(19,453)	(517,583)	(351,894)
Recoveries	233,674	528,070	568,779
Ending Balance	$ 8,850,260	$ 6,079,367	$ 5,853,081